UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Bristlecone Value Partners, LLC
Address:          12301 Wilshire Boulevard,
                  Suite 320
                  Los Angeles, CA  90025
13F File Number:  28-11148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Jean-Luc Nouzille
Title:     Managing Partner
Phone:     310-806-4141

Signature,          Place,              and Date of Signing:
JEAN-LUC NOUZILLE   Los Angeles, CA     August 15, 2012

Report Type (Check only one.):
              [X] 13F HOLDINGS REPORT.
              [ ] 13F NOTICE.
              [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   40
Form 13F Information Table Value Total:   $28,531

List of Other Included Managers:

None


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
FORM 13F INFORMATION TABLE
								 VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
------------------------------ 	--------------- ---------	-------	-------	---	----	-------	-----------	-------	-------	--------
AMERICAN EXPRESS CO		COM		025816109	1158	19885	SH		SOLE			19885	0	0
AMGEN INC			COM		031162100	241	3300	SH		SOLE			3300	0	0
APOLLO GROUP INC		COM		037604105	763	21085	SH		SOLE			21085	0	0
BANK OF AMERICA CORPORATION	COM		060505104	709	86698	SH		SOLE			86698	0	0
BANK OF AMERICA CORPORATION	*W EXP 1/6/2019	060505146	252	71485	SH		SOLE			71485	0	0
BERKSHIRE HATHAWAY		CL A		084670108	250	200	SH		SOLE			200	0	0
CEMEX SAB DE CV			SPON ADR NEW	151290889	821	122016	SH		SOLE			122016	0	0
CHESAPEAKE ENERGY CORP		COM		165167107	702	37760	SH		SOLE			37760	0	0
CHEVRON CORP			COM		166764100	400	3788	SH		SOLE			3788	0	0
CHUBB CORP			COM		171232101	291	4000	SH		SOLE			4000	0	0
CINTAS CORP			COM		172908105	846	21910	SH		SOLE			21910	0	0
CISCO SYS INC			COM		17275R102	1139	66345	SH		SOLE			66345	0	0
COVIDIEN PLC			SHS		G2554F113	563	10529	SH		SOLE			10529	0	0
DELL INC			COM		24702R101	1049	83880	SH		SOLE			83880	0	0
EXXON MOBIL CORP		COM		30231G102	1519	17755	SH		SOLE			17755	0	0
GENERAL DYNAMICS CORP		COM		369550108	939	14235	SH		SOLE			14235	0	0
GENERAL ELECTRIC CO		COM		369604103	339	16262	SH		SOLE			16262	0	0
HEWLETT PACKARD CO		COM		428236103	631	31373	SH		SOLE			31373	0	0
INTEL CORP			COM		458140100	862	32340	SH		SOLE			32340	0	0
LEGG MASON INC			COM		524901105	516	19575	SH		SOLE			19575	0	0
LIBERTY MEDIA CORP NE		INT COM SER A	53071M104	831	46754	SH		SOLE			46754	0	0
LOWES COS INC			COM		548661107	205	7200	SH		SOLE			7200	0	0
MARKEL CORP			COM		570535104	1023	2315	SH		SOLE			2315	0	0
MAXIM INTEGRATED PROD		COM		57772K101	452	17640	SH		SOLE			17640	0	0
MEDTRONIC INC			COM		585055106	1065	27494	SH		SOLE			27494	0	0
MOTOROLA SOLUTIONS IN		COM		620076307	577	11997	SH		SOLE			11997	0	0
NESTLE S A ADR SPON R		SPON ADR NEW	641069406	421	7040	SH		SOLE			7040	0	0
NOVARTIS A G			SPON ADR NEW	66987V109	676	12085	SH		SOLE			12085	0	0
NRG ENERGY INC COM NE		COM NEW		629377508	1119	64485	SH		SOLE			64485	0	0
PFIZER INC			COM		717081103	1314	57120	SH		SOLE			57120	0	0
PROGRESSIVE CORP OHIO		COM		743315103	882	42332	SH		SOLE			42332	0	0
SPRINT NEXTEL CORP		COM SER 1	852061100	618	189425	SH		SOLE			189425	0	0
TE CONNECTIVITY			SHS		H84989104	333	10449	SH		SOLE			10449	0	0
TYCO INTERNATIONAL LT		SHS		H89128104	422	7993	SH		SOLE			7993	0	0
VULCAN MATLS CO			COM		929160109	949	23890	SH		SOLE			23890	0	0
WAL MART STORES INC		COM		931142103	328	11105	SH		SOLE			11105	0	0
WALGREEN COMPANY		COM		931422109	575	8245	SH		SOLE			8245	0	0
WASHINGTON POST CO		CL B		939640108	704	1882	SH		SOLE			1882	0	0
WELLS FARGO & CO NEW		COM		949746101	1572	47000	SH		SOLE			47000	0	0
WEYERHAEUSER CO			COM		962166104	475	21261	SH		SOLE			21261	0	0